MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 98.0%
293,120	Consumer Discretionary Select Sector SPDR Fund(a)	$ 53,831,488
3,091,500	Financial Select Sector SPDR Fund	118,713,600
801,500	Health Care Select Sector SPDR Fund	108,370,815
256,480	Invesco QQQ Trust Series 1	97,449,576
430,520	Invesco S&P SmallCap Information Technology ETF(a)	63,329,492
164,880	iShares Biotechnology ETF(a)	28,405,526
691,580	iShares MSCI USA Value Factor ETF	72,705,805
265,640	iShares Russell 2000 ETF(a)	60,013,389
613,720	iShares U.S. Home Construction ETF(a)	44,887,481
815,240	Schwab U.S. Large-Cap Value ETF(a)	57,637,468
164,880	SPDR S&P Biotech ETF(a)	21,902,659
595,400	SPDR S&P Homebuilders ETF(a)	46,500,740
577,080	Technology Select Sector SPDR Fund	91,674,929
132,820	VanEck Semiconductor ETF(a)	35,971,641
751,120	Vanguard Energy ETF	51,083,671
		952,478,280

	TOTAL EXCHANGE-TRADED FUNDS (Cost $662,142,882)	952,478,280

	SHORT-TERM INVESTMENTS — 27.2%
	COLLATERAL FOR SECURITIES LOANED – 27.2%
264,429,657	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (Cost $264,429,657)(b),(c)	264,429,657

	TOTAL INVESTMENTS – 125.2% (Cost $926,572,539)	$ 1,216,907,937
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%	(245,083,525)
	NET ASSETS - 100.0%	$ 971,824,412

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2021 was $258,804,250.
(b)	Security was purchased with cash received as collateral for securities on loan at August 31, 2021. Total collateral had a value of $264,429,657 at August 31, 2021.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2021.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.9%
	EQUITY - 95.5%
148,580	Amplify Seymour Cannabis ETF	$ 3,152,868
140,505	ARK Fintech Innovation ETF(a)	7,566,194
80,750	ARK Genomic Revolution ETF(a)	6,918,660
213,180	Global X Cloud Computing ETF(a),(b)	6,521,176
174,420	Global X Robotics & Artificial Intelligence ETF	6,395,981
125,930	Invesco Solar ETF(a)	10,783,386
177,650	KraneShares SSE STAR Market 50 Index ETF(b)	4,398,614
85,595	Proshares Online Retail ETF	6,109,771
85,595	Proshares Pet Care ETF	7,052,172
117,895	SPDR S&P Kensho New Economies Composite ETF(a)	7,653,743
82,365	VanEck Video Gaming and eSports ETF	5,679,067
		72,231,632
	SPECIALTY - 3.4%
77,520	Grayscale Ethereum Trust(b)	2,549,633

	TOTAL EXCHANGE-TRADED FUNDS (Cost $75,667,039)	74,781,265

	SHORT-TERM INVESTMENTS — 29.7%
	COLLATERAL FOR SECURITIES LOANED - 29.7%
22,448,186	Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.01% (Cost $22,448,186)(c),(d)	22,448,186

	TOTAL INVESTMENTS - 128.6% (Cost $98,115,225)	$ 97,229,451
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.6)%	(21,635,682)
	NET ASSETS - 100.0%	$ 75,593,769

EF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2021 was $21,920,184.
(b)	Non-income producing security.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2021. Total collateral had a value of $22,448,186 at August 31, 2021.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2021.